Membership Interests (Tables)	12 Months Ended
Dec. 31, 2020
Membership Interests [Abstract]
Schedule Of Cash Capital Contributions

Received	Amount
December 23, 2020	$361
December 22, 2020	89
October 27, 2020	77
July 28, 2020	87
April 27, 2020	87
February 18, 2020	87
$788

Schedule Of Distributions Paid

During 2020, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 28, 2020	October 29, 2020	$82
July 29, 2020	July 30, 2020	92
April 29, 2020	April 30, 2020	91
February 19, 2020	February 20, 2020	91
		$356

During 2019, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 29, 2019	October 31, 2019	$106
July 30, 2019	July 31, 2019	71
May 1, 2019	May 2, 2019	71
February 20, 2019	February 22, 2019	71
		$319

Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans	-	(65)	(65)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	2	-	2
Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	-	27	27
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	2	-	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	-	(4)
Balance at December 31, 2019	$(18)	$(121)	$(139)
Defined benefit pension plans	-	9	9
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)	(24)	-	(24)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	-	3
Balance at December 31, 2020	$(39)	$(112)	$(151)